Advances for Vessels Under Construction and Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance		$ 61,577,818
Advances for vessels under construction and acquisitions	2,891,283	102,597,821
Capitalized interest	97,620	5,155,821
Vessels delivered		(169,331,460)
Ending balance	$ 2,988,903